091-01975

For Internal Use Only
SEC File No. 91-

RECEIVED
2007 SEP 20 PM 1:24
SEC / MR

Submit 1 Original
And 9 Copies

[redacted] Approval No.: 3235-0504
[redacted]pires 07/31/20xx
er response: 2.00

07071008

U.S. SECURITIES AND EXCHANGE C
WASHINGTON, D.C. 2054
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
American Stock Exchange LLC.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end management investment company.

3. Class of New Derivative Securities Product:
Index Fund Shares listed under Amex Rules 1000A *et seq.*

4. Name of Underlying Instrument:

Fund	**Underlying Index**
Market Vector Agribusiness ETF	DAXglobal Agribusiness Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: Narrow-Based.

6. Ticker Symbol(s) of New Derivative Product:

Fund	**Ticker**
Market Vector Agribusiness ETF	MOO

Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

The component US securities trade either on the NYSE ,Amex, or NASDAQ. The component non-US securities are listed on exchanges that have last sale reporting ASX National, Toronto, London, Hong Kong, Mexico City, Kuala Lumpur, Tokyo, Singapore, Johannesburg, and Oslo.

8. Settlement Methodology of New Derivative Securities Product:
Regular-way trades on the American Stock Exchange are settled through the National Securities Clearing Corporation ("NSCC") on T+3. Procedures for creation and redemption of Creation Unit Size Aggregations, including creations and redemptions through the Continuous Net Settlement System of NSCC, are described in the prospectus.

9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	Dennis J. Meekins
Title:	Vice President
Telephone Number:	(212) 306-1302
Manual Signature of Official Responsible for Form:	
Date:	September 19, 2007

PROCESSED
OCT 03 2007
THOMSON
FINANCIAL

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 20 2007

2007 SEP 20 PM 1:24

SEC / MR

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

September 19, 2007

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the Market Vectors-Agribusiness ETF (MOO), listed pursuant to Amex Rules 1000A *et seq.*

Sincerely,

Bryan Fischer

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 20 2007

END